CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Statement of Financial Position [Abstract]
Preferred stock, at par value	$ 0	$ 0
Preferred stock, shares authorized	900,000,000	900,000,000
Preferred stock, shares issued	5,860,000	38,090,000
Preferred stock, shares outstanding	5,860,000	38,090,000
Ordinary shares, at par value	$ 0.00001	$ 0.00001
Ordinary stock, shares authorized	900,000,000	900,000,000
Ordinary stock, shares issued	206,984,000	205,100,000
Ordinary stock, shares outstanding	206,984,000	205,100,000